Summary of Significant Accounting Policies (Details 5) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2014 segment	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 segment	Dec. 31, 2012	Dec. 31, 2011
Gaming and Admission Taxes
Gaming expense	$ 17,300,000				$ 18,700,000					$ 71,600,000	$ 94,900,000	$ 105,400,000
Determination of shares:
Weighted-average common shares outstanding	111,198,000				110,582,000					110,617,000	110,582,000	110,582,000
Assumed conversion of dilutive employee stock-based awards (in shares)	6,282,000				4,703,000					4,924,000	4,703,000	4,703,000
Assumed conversion of restricted stock (in shares)	370,000				318,000					324,000	318,000	318,000
Diluted weighted-average common shares outstanding	117,850,000				115,603,000					115,865,000	115,603,000	115,603,000
Calculation of basic EPS:
Net income	44,312,000	9,234,000	2,681,000	4,699,000	3,214,000	2,106,000	4,530,000	7,618,000	8,665,000	19,830,000	22,919,000	26,684,000
Less: Net income allocated to participating securities	(175,000)				(12,000)					(75,000)	(86,000)	(101,000)
Net income attributable to common shareholders	44,137,000				3,202,000					19,755,000	22,833,000	26,583,000
Weighted-average common shares outstanding	111,198,000				110,582,000					110,617,000	110,582,000	110,582,000
Basic EPS (in dollars per share)	$ 0.40	$ 0.08	$ 0.02	$ 0.04	$ 0.03	$ 0.02	$ 0.04	$ 0.07	$ 0.08	$ 0.18	$ 0.21	$ 0.24
Calculation of diluted EPS:
Net income	$ 44,312,000	$ 9,234,000	$ 2,681,000	$ 4,699,000	$ 3,214,000	$ 2,106,000	$ 4,530,000	$ 7,618,000	$ 8,665,000	$ 19,830,000	$ 22,919,000	$ 26,684,000
Diluted weighted-average common shares outstanding	117,850,000				115,603,000					115,865,000	115,603,000	115,603,000
Diluted EPS (in dollars per share)	$ 0.38	$ 0.08	$ 0.02	$ 0.04	$ 0.03	$ 0.02	$ 0.04	$ 0.07	$ 0.07	$ 0.17	$ 0.20	$ 0.23
Anti-dilutive securities, options to purchase common stock outstanding (in shares)	0				0					0	0	0
Stock-Based Compensation
Number of awards into which each outstanding option and cash settled SAR converted in connection with the Spin-Off (in shares)	2									2
Stock option grants awarded (in shares)	0									0
Segment Information
Number of reportable segments	2									2